UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Quarter Ended:December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    KOKUSAI Asset Management Co., Ltd.
Address: 3-1-1, Marunouchi Chiyoda-ku
         Tokyo, Japan 100-0005

13F File Number: 28-13569

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Keiichiro Goda
Title:   Senior Manager
Phone:   +81-3-5221-6268

Signature, Place and Date of Signing:

/s/Keiichiro Goda,   Tokyo,  January 23 2013

Report Type (Check only one.):

[X]   13F HOLDINGS REPORT.

[ ]   13F NOTICE.

[ ]   13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               2

Form 13F Information Table Entry Total:         34

Form 13F Information Table Value Total: $85,713(thousands)


List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed , other than the manager filing this report.


No.       13F File Number          Name
01        28-13582                 Mitsubishi UFJ Financial Group, Inc.
02        28-13570                 Mitsubishi UFJ Securities Holdings Co., Ltd.



	                   FORM 13F INFORMATION TABLE
                              	                	   VALUE      SHARES/ 	SH/  	PUT/	INVSTMT	OTHER    VOTING AUTHORITY
NAME  OF  ISSUER              	TITLE OF CLASS  CUSIP      (X$1000)   PRN  AMT	PRN	CALL	DSCRETN	MANAGERS SOLE    SHARED   NONE
------------------------------	--------------  ---------  --------   --------	---	----	-------	-------- -------  -------- --------
ABBOTT LABS                    	COM             002824100  4264	     65100  	SH	DEFINED	01      02	65100    0        0
ABBVIE INC                      COM             00287Y109  2224	     65100  	SH	DEFINED	01      02	65100    0        0
ACCENTURE PLC IRELAND          	SHS CLASS A	G1151C101  2454	     36900  	SH	DEFINED	01      02	36900    0        0
ALTRIA GROUP INC               	COM         	02209S103  3478	     110700  	SH	DEFINED	01      02	110700   0        0
AMERICAN ELEC PWR INC          	COM             025537101  3396	     79564 	SH	DEFINED	01      02	79564    0        0
AT&T INC                        COM             00206R102  4554      135100     SH      DEFINED 01      02      135100   0        0
BOEING CO                      	COM             097023105  4484	     59500  	SH	DEFINED	01      02	59500    0        0
CHUBB CORP                     	COM             171232101  1779	     23620  	SH	DEFINED	01      02	23620    0        0
COLGATE PALMOLIVE CO           	COM             194162103  5098	     48770  	SH	DEFINED	01      02	48770    0        0
COMCAST CORP                   	NEW CL A        20030N101  3495	     93500  	SH	DEFINED	01      02	93500    0        0
CONOCOPHILLIPS                 	COM             20825C104  2801	     48300  	SH	DEFINED	01      02	48300    0        0
CRANE CO                       	COM             224399105  28	     600    	SH	DEFINED	01      02	600    	 0        0
CSX CORP                       	COM             126408103  51	     2600    	SH	DEFINED	01      02	2600     0        0
FIRSTENERGY CORP               	COM             337932107  3011	     72100  	SH	DEFINED	01      02	72100    0        0
GENERAL DYNAMICS CORP          	COM             369550108  2508	     36200  	SH	DEFINED	01      02	36200    0        0
GENERAL ELECTRIC CO            	COM             369604103  5384	     256500  	SH	DEFINED	01      02	256500   0        0
HOLLYSYS AUTOMATION TECHNOLO   	SHS             G45667105  68	     5700    	SH	DEFINED	01      02	5700     0        0
HORMEL FOODS CORP               COM             440452100  1436	     46000  	SH	DEFINED	01      02	46000    0        0
JOHNSON&JOHNSON                 COM             478160104  3042      43400      SH      DEFINED 01      02      43400    0        0
JPMORGAN CHASE & CO             COM             46625H100  3085      70168      SH      DEFINED 01      02      70168    0        0
LOWES COS INC                  	COM             548661107  3882      109300	SH	DEFINED	01      02    	109300	 0        0
M&T BK CORP                     COM             55261F104  2895      29400      SH      DEFINED 01      02      29400    0        0
MDU RES GROUP INC              	COM             552690109  2874	     135300 	SH	DEFINED	01      02	135300   0        0
MERCK & CO INC                  NEW COM         58933Y105  4718      115251     SH      DEFINED 01      02      115251   0        0
MICROSOFT CORP                 	COM             594918104  5398	     201947  	SH	DEFINED	01      02	201947   0        0
NORFOLK SOUTHERN CORP          	COM             655844108  41	     665    	SH	DEFINED	01      02	665    	 0        0
TEXAS INSTRS INC               	COM             882508104  2039	     65900  	SH	DEFINED	01      02	65900    0        0
TIMKEN CO                      	COM             887389104  2597	     54300  	SH	DEFINED	01      02	54300    0        0
TRINITY INDS INC               	COM             896522109  93	     2600    	SH	DEFINED	01      02	2600     0        0
UNION PAC CORP                 	COM             907818108  44	     350    	SH	DEFINED	01      02	350    	 0        0
UNITED TECHNOLOGIES CORP       	COM             913017109  1771	     21600  	SH	DEFINED	01      02	21600    0        0
WABTEC CORP                    	COM             929740108  96	     1100    	SH	DEFINED	01      02	1100     0        0
WOODWARD INC                   	COM             980745103  8	     200    	SH	DEFINED	01      02	200    	 0        0
XILINX INC                     	COM             983919101  2617	     72900  	SH	DEFINED	01      02	72900    0        0